Trade Accounts Receivable - Summary of Allowance for Expected Credit Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Allowances for expected credit losses at beginning of period	$ 91	$ 101	$ 121
Charged to selling expenses	11	9	1
Deductions	(15)	(21)	(16)
Reclassification to assets held for sale	0	0	(2)
Foreign currency translation effects	3	2	(3)
Allowances for expected credit losses at end of period	$ 90	$ 91	$ 101